Summary of Accounting Policies (Policies) - EBP 004	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Accounting	Basis of Accounting The accompanying financial statements are prepared on the accrual basis of accounting.
Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and changes therein, and disclosure of contingent assets and liabilities at the date of the financial statements. Management believes that these estimates are adequate. Actual results could differ from those estimates.
Investment Valuation and Income Recognition
Investment Valuation and Income Recognition
All investments are recorded at fair value in the accompanying financial statements. Valuation of investments of the Plan represents the Plan’s specific interest in the Master Trust. The Plan’s investment in the Master Trust is stated at fair value and is based on the beginning of year value of the Plan’s interest in the Master Trust plus actual Plan contributions and specific investment income less Plan distributions, specific investment losses and allocated expenses.
Purchases and sales of securities are recorded on a trade-date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned. Realized gains and losses from security transactions are reported on the average cost method.
Notes Receivable from Participants
Notes Receivable from Participants
Notes receivable from participants are measured at their unpaid principal balance plus any accrued but unpaid interest. Delinquent participant loans are reclassified as benefit payments based upon the terms of the Plan document. No allowance for credit losses has been recorded as of December 31, 2025 and 2024.

Contributions	Contributions Employee and Company matching contributions are recorded in the year in which participant compensation is earned.
Payment of Benefits	Payment of Benefits Benefits are recorded when paid.
Administrative Expenses	Administrative Expenses Administrative expenses primarily include certain recordkeeping and loan fees along with other fees. Other administrative expenses are paid by the Company.
Risks and Uncertainties
Risks and Uncertainties
The Plan provides for various investment options in investment securities. Investment securities, in general, are exposed to various risks and may decline in value for a number of reasons, including changes in prevailing interest rates and credit availability, increases in defaults, increases in voluntary prepayments for investments that are subject to prepayment risk under normal market conditions, widening of credit spreads and overall market volatility. Due to the level of risk associated with certain investment securities, it is reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect participants’ account balances and the amounts reported in the Statements of Net Assets Available for Benefits.